Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet (Parenthetical) (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2017	Jun. 30, 2017
Guarantor Subsidiaries and Other Subsidiaries [Member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Restatement for intercompany receivables and intercompany payables	£ 2,540.2	£ 390.1